Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Estimated remaining amortization period	4 years
Capitalized development expenses (in Dollars)	$ 1.2	$ 2.7
NovioGendix IP [Member]
Intangible Assets [Line Items]
Estimated remaining amortization period	7 months 6 days
GPS IP [Member]
Intangible Assets [Line Items]
Estimated remaining amortization period	12 years 7 months 6 days
Customer Relationship [Member]
Intangible Assets [Line Items]
Intangible asset (in Dollars)	$ 8.0
GPS Customer [Member]
Intangible Assets [Line Items]
Estimated remaining amortization period	6 years 6 months
GPS [Member]
Intangible Assets [Line Items]
Estimated remaining amortization period	4 years 6 months
Resolve mdx [Member]
Intangible Assets [Line Items]
Estimated remaining amortization period	2 years 3 months 18 days